Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 108,000	$ 108,000
Less: accumulated depreciation	(9,700)	(77,000)
Property and equipment, net	11,000	31,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57,000	57,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,000	$ 51,000